Dividends	12 Months Ended
Mar. 31, 2023
Dividends [Abstract]
DIVIDENDS
16.	DIVIDENDS

Dividends are recognized when declared. The Company declared two dividend payments during the fiscal year ended March 31, 2023: a dividend of $0.15 per share that was paid on October 7, 2022 and a dividend of $0.05 per share that was paid on January 5, 2023.

The Company declared three dividend payments during the fiscal year ended March 31, 2022: a dividend of $0.06 per share that was paid on October 12, 2021, a dividend of $0.06 per share that was paid on November 24, 2021, and a dividend of $0.05 per share that was paid on April 8, 2022.

The Company declared three dividend payments during the fiscal year ended March 31, 2021: a dividend of $0.10 per share that was paid on October 13, 2020, a dividend of $0.06 per share that was paid on November 25, 2020, and a dividend of $0.02 per share that was paid on April 8, 2021.